NOTE 8 - CONVERTIBLE NOTES AND LOANS PAYABLE - RELATED PARTIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued interest - related parties	$ 52,532	$ 51,593
Related Parties
Accrued interest - related parties	$ 52,532	$ 51,593